Premises And Equipment - Details of premises and equipment (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	₩ 2,793,077		₩ 2,777,847	₩ 2,789,176	₩ 2,839,643
Right-of-use asset	383,682		365,083	385,544	447,555
Carrying value	3,176,759	$ 2,460,696	3,142,930
Land
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	1,709,712		1,695,357	1,719,325	1,726,045
Right-of-use asset	0		0
Carrying value	1,709,712		1,695,357
Building
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	719,738		730,676	756,964	787,040
Right-of-use asset	362,702		349,494	367,480	435,132
Carrying value	1,082,440		1,080,170
Equipment and vehicles
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	265,064		261,278	258,361	268,225
Right-of-use asset	20,980		15,589	18,064	12,423
Carrying value	286,044		276,867
Leasehold improvements
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	61,369		58,352	51,354	50,085
Right-of-use asset	0		0
Carrying value	61,369		58,352
Construction in progress
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	37,194		32,184	3,171	8,246
Right-of-use asset	0		0
Carrying value	37,194		32,184
Structures
Disclosure of property plant and equipment [Line Items]
Premises and equipment (owned)	0		0	₩ 1	₩ 2
Right-of-use asset	0		0
Carrying value	₩ 0		₩ 0